                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02145

                      LORD ABBETT BOND-DEBENTURE FUND, INC.
                      -------------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 12/31/2004
                          ----------

ITEM 1:      REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2004
 ANNUAL
   REPORT

LORD ABBETT
  BOND-DEBENTURE FUND


FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Bond-Debenture Fund's (the Fund) strategies and performance for the fiscal year ended December 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ ROBERT S. DOW
ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q:  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?
A: Overall, the U.S. economy showed signs of continued improvement in 2004. In response, the Federal Reserve Board (the Fed) began in June a series of increases in the fed funds rate, ultimately raising the short-term rate from 1.0% to 2.25% by year-end. (The fed funds rate is the rate charged by the Fed to banks needing overnight loans to meet reserve requirements.) Since the Fed's interest rate moves were widely anticipated, their effects were only felt in the shortest of bond maturities. On the other hand, long-term rates, which are generally driven by inflation, actually fell.

    Corporate earnings grew stronger in 2004. Improved access to capital allowed companies to improve balance sheet quality and, consequently, default rates were low over the period. All of these factors helped to increase investors' acceptance of below-investment grade issues. Less liquid, riskier securities improved during the period, as investors accepted credit risk in exchange for higher yields.

Q:  HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED DECEMBER 31, 2004?
A: For the year ended December 31, 2004, the Fund returned 8.56%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Lehman Aggregate Bond Index,(1) which returned 4.34% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions as of December 31, 2004 are 1 Year: 3.43%, 5 Years: 5.05% and 10
Years: 7.44%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1.0% if the shares are

--------------------------------------------------------------------------------

redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:   WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?
A:   The Fund's flexible investment strategy allows its investment managers to adjust allocations among asset classes as market conditions change. The primary asset classes in which the Fund participates are high-yield bonds and convertible securities. In addition the Fund must hold 20% of its portfolio in investment-grade corporate bonds, government bonds and/or agencies.

     For the year, the largest contributor to performance was the portfolio's significant allocation to the high-yield asset class, including high-yield bonds and convertible securities, as investors' search for yield continued to support prices in the mid- and lower-credit quality segments of the fixed-income market. High-yield bonds are also equity-sensitive, tending to improve in price as economic and business fundamentals strengthen, as was the case for much of the year. The greatest contributors to performance in the high-yield bond sector were holdings in the media/cable and steel producers industries. Detracting from performance in the high-yield market were portfolio positions in wireless telecommunications, printing/publishing and maritime transportation.

     Relative to its benchmark, the Lehman Aggregate Bond Index(1), the Fund's portfolio was underweight in U.S. Treasury and other government securities in 2004. The underweight position contributed to relative performance as investment-grade bonds in general underperformed lower-rated credits over the twelve-month period ended December 31, 2004. In the investment-grade corporate bond market, the portfolio benefited from select holdings in software services, lease financing, machinery, chemicals and hotels.

     The portfolio's holdings in convertible securities benefited from the improving equity market, particularly in the fourth quarter of the year. Adding to performance within this sector were positions in

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chemical, investment/financial services, energy (exploration and production), telecommunications (wireless) and electronics. Select positions in health services, electronics and computer hardware detracted from performance.

     The Fund's flexible investment strategy also permits an allocation to stocks. Contributing to performance in equities were portfolio holdings in food and drug retailers, agriculture, chemicals, health services and energy (exploration and production) industries. Detracting from performance were holdings in metals/mining, pharmaceuticals and software services.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lehman Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of the Fund's management and the portfolio holdings described in this report are as of December 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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INVESTMENT COMPARISON
Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Credit Suisse First Boston High Yield Index and the Lehman Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                THE FUND (CLASS A SHARES)     THE FUND (CLASS A SHARES)       CREDIT SUISSE FIRST       LEHMAN AGGREGATE
                   AT NET ASSET VALUE       AT MAXIMUM OFFERING PRICE(1)   BOSTON HIGH YIELD INDEX(2)     BOND INDEX(2)
12/31/94                 $  10,000                    $   9,525                     $  10,000               $  10,000
12/31/95                 $  11,750                    $  11,192                     $  11,738               $  11,847
12/31/96                 $  13,061                    $  12,441                     $  13,196               $  12,277
12/31/97                 $  14,719                    $  14,020                     $  14,863               $  13,462
12/31/98                 $  15,419                    $  14,687                     $  14,949               $  14,632
12/31/99                 $  16,021                    $  15,260                     $  15,439               $  14,512
12/31/2000               $  15,883                    $  15,129                     $  14,634               $  16,199
12/31/2001               $  16,655                    $  15,864                     $  15,481               $  17,567
12/31/2002               $  16,475                    $  15,692                     $  15,962               $  19,367
12/31/2003               $  19,816                    $  18,875                     $  20,422               $  20,161
12/31/2004               $  21,512                    $  20,491                     $  22,862               $  21,036

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED DECEMBER 31, 2004

                           1 YEAR   5 YEARS   10 YEARS   LIFE OF CLASS
          CLASS A(3)        3.43%    5.05%       7.44%         --
          CLASS B(4)        3.86%    5.25%         --        6.25%
          CLASS C(5)        7.86%    5.42%         --        6.37%
          CLASS P(6)        8.37%    6.19%         --        5.74%
          CLASS Y(7)        8.97%    6.46%         --        5.47%

(1)  Reflects the deduction of the maximum initial sales charge of 4.75%.
(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance.
(3) Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2004, is calculated using the SEC-required uniform method to compute such return.
(4) Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.
(5) Class C shares were first offered on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares commenced operations on August 21, 1998. Performance is at net asset value.
(7) Class Y shares commenced operations on March 27, 1998. Performance is at net asset value.

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EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

ACTUAL EXPENSES
     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 7/1/04 - 12/31/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING     ENDING         EXPENSES
                                               ACCOUNT      ACCOUNT      PAID DURING
                                                VALUE        VALUE         PERIOD+
                                             -----------   -----------   -----------
                                                                           7/1/04 -
                                                7/1/04       12/31/04      12/31/04
                                             -----------   -----------   -----------
CLASS A
Actual                                       $  1,000.00   $  1,073.60     $  5.26
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,020.06     $  5.13
CLASS B
Actual                                       $  1,000.00   $  1,070.10     $  8.59
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,016.84     $  8.37
CLASS C
Actual                                       $  1,000.00   $  1,071.40     $  8.59
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,016.84     $  8.37
CLASS P
Actual                                       $  1,000.00   $  1,073.60     $  5.79
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,019.56     $  5.64
CLASS Y
Actual                                       $  1,000.00   $  1,075.70     $  3.44
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,021.82     $  3.35

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.01% for Class A, 1.65% for Classes B and C, 1.11% for Class P and .66% for Class Y) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS PRESENTED BY SECTOR
DECEMBER 31, 2004

SECTOR                            %*
Agency                           2.72%
Banking                           .65%
Basic Industry                   7.59%
Capital Goods                    8.24%
Consumer Cyclical                5.75%
Consumer Non-Cyclical            8.21%
Energy                           6.15%
Finance & Investment             1.45%
Government Guaranteed            1.03%
Insurance                         .47%
Media                           11.16%
Mortgage Backed                   .22%
Real Estate                       .06%
Services Cyclical               10.64%
Services Non-Cyclical            6.96%
Short-Term Investments          12.72%
Technology & Electronics         5.40%
Telecommunications               5.36%
Utilities                        5.22%
Total                          100.00%

*    Represents percent of total investments.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 93.57%

ASSET-BACKED SECURITY 0.11%

AIRLINES 0.11%
Continental Airlines Series 1997-1 Class B
(Cost $10,141,060)                                        7.461%                  4/1/2013   $    12,077       $       9,691,857
                                                                                                               =================

                                                                                                  SHARES
                                                                                                   (000)
                                                                                             -----------
COMMON STOCKS 7.03%

AEROSPACE/DEFENSE 0.34%
L-3 Communications Holdings Inc.                                                                     200              14,647,927
Raytheon Co.                                                                                         400              15,532,000
                                                                                                               -----------------
TOTAL                                                                                                                 30,179,927
                                                                                                               -----------------
AGRICULTURE 0.19%
Archer-Daniels-Midland Co.                                                                           750              16,732,500
                                                                                                               -----------------
BANKING 0.29%
Wachovia Corp.                                                                                       500              26,300,000
                                                                                                               -----------------
BEVERAGE 0.28%
Pepsico, Inc.                                                                                        475              24,795,000
                                                                                                               -----------------
CHEMICALS 0.58%
E.I. du Pont de Nemours & CO.                                                                        500              24,525,000
Praxair, Inc.                                                                                        500              22,075,000
Texas Petrochemical, Inc.*                                                                           444               5,815,169
                                                                                                               -----------------
TOTAL                                                                                                                 52,415,169
                                                                                                               -----------------
DIVERSIFIED CAPITAL GOODS 0.27%
3M Co.                                                                                               300              24,621,000
                                                                                                               -----------------
ELECTRIC - INTEGRATED 0.36%
Dominion Resources, Inc.                                                                             200              13,547,932
Northeast Utilities                                                                                1,000              18,850,000
                                                                                                               -----------------
TOTAL                                                                                                                 32,397,932
                                                                                                               -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                                  SHARES
INVESTMENTS                                                                                        (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS 0.56%
Emerson Electric Co.                                                                                 400       $      28,040,000
Hubbell, Inc.                                                                                        350              18,305,000
Mentor Graphics Corp.*                                                                               250               3,822,500
                                                                                                               -----------------
TOTAL                                                                                                                 50,167,500
                                                                                                               -----------------
ENERGY - EXPLORATION & PRODUCTION 0.53%
Devon Energy Corp.                                                                                   400              15,568,000
Exxon Mobil Corp.                                                                                    350              17,941,000
Kerr-McGee Corp.                                                                                     250              14,447,500
                                                                                                               -----------------
TOTAL                                                                                                                 47,956,500
                                                                                                               -----------------
FOOD - WHOLESALE 0.31%
Conagra Foods, Inc.                                                                                  200               5,890,000
Kellogg Co.                                                                                          500              22,330,000
                                                                                                               -----------------
TOTAL                                                                                                                 28,220,000
                                                                                                               -----------------
FORESTRY/PAPER 0.29%
International Paper Co.                                                                              375              15,750,000
MeadWestvaco Corp.                                                                                   300              10,167,000
                                                                                                               -----------------
TOTAL                                                                                                                 25,917,000
                                                                                                               -----------------
INTEGRATED ENERGY 0.29%
ChevronTexaco Corp.                                                                                  500              26,255,000
                                                                                                               -----------------
MACHINERY 0.13%
Parker Hannifin Corp.                                                                                150              11,361,000
                                                                                                               -----------------
MEDIA - BROADCAST 0.09%
Clear Channel Communications, Inc.                                                                   250               8,372,500
                                                                                                               -----------------
METALS/MINING EXCLUDING STEEL 0.20%
Alcoa, Inc.                                                                                          400              12,568,000
Placer Dome, Inc.(a)                                                                                 300               5,658,000
                                                                                                               -----------------
TOTAL                                                                                                                 18,226,000
                                                                                                               -----------------
MULTI-LINE INSURANCE 0.45%
MetLife, Inc.                                                                                        450              18,229,500
Prudential Financial, Inc.                                                                           400              21,984,000
                                                                                                               -----------------
TOTAL                                                                                                                 40,213,500
                                                                                                               -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                                  SHARES
INVESTMENTS                                                                                        (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
NON-ELECTRIC UTILITIES 0.12%
National Fuel Gas Co.                                                                                300       $       8,502,000
Semco Energy, Inc.                                                                                   489               2,610,090
                                                                                                               -----------------
TOTAL                                                                                                                 11,112,090
                                                                                                               -----------------
PHARMACEUTICALS 0.66%
Amgen, Inc.*                                                                                         250              16,037,500
Gilead Sciences, Inc.*                                                                               426              14,889,330
Merck & Co., Inc.                                                                                    375              12,052,500
Mylan Laboratories, Inc.                                                                             400               7,072,000
Pfizer, Inc.                                                                                         350               9,411,500
                                                                                                               -----------------
TOTAL                                                                                                                 59,462,830
                                                                                                               -----------------
RAILROADS 0.26%
Union Pacific Corp.                                                                                  350              23,537,500
                                                                                                               -----------------
REAL ESTATE INVESTMENT TRUSTS 0.07%
Healthcare Realty Trust, Inc.                                                                        150               6,105,000
                                                                                                               -----------------
SOFTWARE/SERVICES 0.31%
BEA Systems, Inc.*                                                                                   525               4,651,500
EMC Corp.*                                                                                           525               7,806,750
Sungard Data Systems, Inc.*                                                                          550              15,581,500
                                                                                                               -----------------
TOTAL                                                                                                                 28,039,750
                                                                                                               -----------------
SUPPORT - SERVICES 0.08%
Manpower, Inc.                                                                                       150               7,245,000
                                                                                                               -----------------
TELECOM - INTEGRATED/SERVICES 0.14%
Verizon Communications, Inc.                                                                         300              12,153,000
                                                                                                               -----------------
TELECOM - WIRELESS 0.05%
Nextel Communications, Inc.*                                                                         150               4,500,000
                                                                                                               -----------------
TELECOMMUNICATIONS EQUIPMENT 0.18%
Avaya, Inc.*                                                                                         655              11,270,541
Motorola, Inc.                                                                                       289               4,971,144
                                                                                                               -----------------
TOTAL                                                                                                                 16,241,685
                                                                                                               -----------------
TOTAL COMMON STOCKS (Cost $530,872,537)                                                                              632,527,383
                                                                                                               =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE NOTES & BONDS 9.34%

AEROSPACE/DEFENSE 0.71%
Alliant Techsystems, Inc.                                  2.75%                 2/15/2024   $    20,000       $      21,275,000
EDO Corp.                                                  5.25%                 4/15/2007        10,000              10,950,000
Lockheed Martin Corp.                                      2.04%#                8/15/2033        30,000              31,185,600
                                                                                                               -----------------
TOTAL                                                                                                                 63,410,600
                                                                                                               -----------------
BUILDING & CONSTRUCTION 0.13%
Fluor Corp.                                                1.50%                 2/15/2024        10,000              11,450,000
                                                                                                               -----------------
CHEMICALS 0.03%
Texas Petrochemical Corp.                                  7.25%                 4/30/2009         1,866               2,889,968
                                                                                                               -----------------
COMPUTER HARDWARE 0.28%
ASML Holding N.V.(a)                                       5.75%                10/15/2006        15,000              17,062,500
Corning, Inc.                                              3.50%                 11/1/2008         7,000               8,531,250
                                                                                                               -----------------
TOTAL                                                                                                                 25,593,750
                                                                                                               -----------------
DIVERSIFIED CAPITAL GOODS 0.35%
Tyco Int'l. Group(a)                                       2.75%                 1/15/2018        20,000              31,800,000
                                                                                                               -----------------
ELECTRONICS 0.68%
Artesyn Technologies, Inc.                                 5.50%                 8/15/2010         4,000               6,820,000
Flir Systems, Inc.                                         3.00%                  6/1/2023         6,000               9,780,000
RF Micro Devices, Inc.                                     1.50%                  7/1/2010        22,500              25,762,500
STMicroelectronics N.V.(a)(d)                       Zero Coupon                   7/5/2013        20,000              19,006,300
                                                                                                               -----------------
TOTAL                                                                                                                 61,368,800
                                                                                                               -----------------
ENERGY - EXPLORATION & PRODUCTION 0.06%
Kerr-McGee Corp.                                           5.25%                 2/15/2010         5,000               5,318,750
                                                                                                               -----------------
FOOD - WHOLESALE 0.29%
Nestle Holdings, Inc.                                      3.00%                  5/9/2005        23,000              26,174,000
                                                                                                               -----------------
GAMING 0.21%
International Game Technology                       Zero Coupon                  1/29/2033        25,000              19,218,750
                                                                                                               -----------------
HEALTH SERVICES 1.66%
Advanced Medical Optics, Inc.                              2.50%                 7/15/2024        12,000              13,110,000
Fisher Scientific Int'l., Inc.                             2.50%                 10/1/2023        25,000              37,312,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific Int'l., Inc.                             3.25%                  3/1/2024   $    15,000       $      16,893,750
Invitrogen Corp.                                           1.50%                 2/15/2024        25,000              23,562,500
LifePoint Hospitals, Inc.                                  4.50%                  6/1/2009        35,000              35,131,250
Universal Health Services, Inc.                           0.426%                 6/23/2020        40,000              23,250,000
                                                                                                               -----------------
TOTAL                                                                                                                149,260,000
                                                                                                               -----------------
HOUSEHOLD & LEISURE PRODUCTS 0.27%
Costco Cos., Inc.                                   Zero Coupon                  8/19/2017        22,000              24,255,000
                                                                                                               -----------------
INVESTMENTS & MISC FINANCIAL SERVICES 0.33%
Lehman Brothers Holdings, Inc.                             0.25%                 6/24/2008        18,000              19,129,500
Lehman Brothers Holdings, Inc.                             0.25%                  7/7/2011        10,000              10,514,500
                                                                                                               -----------------
TOTAL                                                                                                                 29,644,000
                                                                                                               -----------------
MEDIA - BROADCAST 0.07%
Sinclair Broadcast Group, Inc.                            4.875%#                7/15/2018         6,500               6,264,375
                                                                                                               -----------------
MEDIA - DIVERSIFIED 1.01%
Liberty Media Corp. Class A                                3.25%                 3/15/2031        35,000              34,518,750
Mediacom Communications Corp.                              5.25%                  7/1/2006         8,600               8,514,000
Walt Disney Co. (The)                                     2.125%                 4/15/2023        42,500              47,493,750
                                                                                                               -----------------
TOTAL                                                                                                                 90,526,500
                                                                                                               -----------------
MEDIA - SERVICES 0.37%
Lamar Advertising Co.                                     2.875%                12/31/2010        30,000              33,262,500
                                                                                                               -----------------
OIL FIELD EQUIPMENT & SERVICES 0.34%
Schlumberger Ltd.(a)                                       1.50%                  6/1/2023        27,500              30,250,000
                                                                                                               -----------------
PHARMACEUTICALS 1.11%
Amylin Pharmaceuticals, Inc.                               2.50%                 4/15/2011        15,000              15,525,000
Cephalon, Inc.                                             2.50%                12/15/2006        10,000               9,850,000
Teva Pharmaceutical Finance II, LLC(a)                     0.50%                  2/1/2024        10,750              11,005,313
Teva Pharmaceutical Finance B.V.(a)                       0.375%                11/15/2022        25,725              37,494,187
Watson Pharmaceutical, Inc.                                1.75%                 3/15/2023        25,000              25,875,000
                                                                                                               -----------------
TOTAL                                                                                                                 99,749,500
                                                                                                               -----------------
SOFTWARE/SERVICES 1.07%
DST Systems, Inc.                                         4.125%                 8/15/2023        25,000              32,687,500
EMC Corp.                                                  4.50%                  4/1/2007        20,000              22,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.                                    5.00%                 11/1/2007   $    20,000       $      18,450,000
Mentor Graphics Corp.                                     6.875%                 6/15/2007        21,000              22,181,250
                                                                                                               -----------------
TOTAL                                                                                                                 95,918,750
                                                                                                               -----------------
TELECOM - WIRELESS 0.11%
Nextel Communications, Inc.                                5.25%                 1/15/2010        10,000              10,287,500
                                                                                                               -----------------
TELECOMMUNICATIONS EQUIPMENT 0.26%
LSI Logic Corp.                                            4.00%                 5/15/2010        25,000              23,593,750
                                                                                                               -----------------
TOTAL CONVERTIBLE NOTES & BONDS
  (Cost $789,653,801)                                                                                                840,236,493
                                                                                                               =================

                                                                                                  SHARES
                                                                                                   (000)
                                                                                             -----------
CONVERTIBLE PREFERRED STOCKS 2.49%

AGENCY 0.12%
Federal National Mortgage Assoc.                          5.375%                                       -(c)           10,600,000
                                                                                                               -----------------
AUTOMOTIVE 0.10%
Ford Motor Co. Capital Trust II                            6.50%                                     175               9,238,250
                                                                                                               -----------------
BEVERAGE 0.07%
Constellation Brands, Inc.                                 5.75%                                     160               6,019,200
                                                                                                               -----------------
ELECTRIC - DISTR/TRANS 0.40%
FPL Group, Inc.                                            8.00%                                     600              36,144,000
                                                                                                               -----------------
FOOD & Drug Retailers 0.21%
Albertson's, Inc.                                          7.25%                                     750              19,050,000
                                                                                                               -----------------
FORESTRY/PAPER 0.22%
Temple-Inland, Inc.                                        7.50%                                     350              19,705,000
                                                                                                               -----------------
HEALTH SERVICES 0.28%
Baxter Int'l., Inc.                                        7.00%                                     200              11,292,000
Omnicare, Inc.                                             4.00%                                     250              13,790,000
                                                                                                               -----------------
TOTAL                                                                                                                 25,082,000
                                                                                                               -----------------
INTEGRATED ENERGY 0.28%
Williams Cos., Inc. (The)                                  5.50%                                     300              25,200,000
                                                                                                               -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                       INTEREST                                   SHARES
INVESTMENTS                                                RATE                                    (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
MEDIA - BROADCAST 0.17%
Sinclair Broadcast Group, Inc.                             6.00%                                     340       $      14,786,600
                                                                                                               -----------------
MULTI-LINE INSURANCE 0.06%
XL Capital Ltd.(a)                                         6.50%                                     200               5,090,000
                                                                                                               -----------------
PHARMACEUTICALS 0.31%
Schering-Plough Corp.                                      6.00%                                     500              28,050,000
                                                                                                               -----------------
PRINTING & PUBLISHING 0.27%
Interpublic Group of Cos., Inc.                           5.375%                                     500              24,500,000
                                                                                                               -----------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Cost $210,234,705)                                                                                                223,465,050
                                                                                                               =================

                                                                                               PRINCIPAL
                                                                                  MATURITY        AMOUNT
                                                                                      DATE         (000)
                                                                                 -----------------------
GOVERNMENT SPONSORED ENTERPRISES
BOND 0.91%
Federal Home Loan Mortgage Corp.
(Cost $80,715,511)                                         7.00%                 7/15/2005   $    80,000              81,800,320
                                                                                                               =================
GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 1.88%
Federal National Mortgage Assoc.                           5.50%                  7/1/2033        62,890              63,920,773
Federal National Mortgage Assoc.                           5.50%                 10/1/2033        19,956              20,282,809
Federal National Mortgage Assoc.                           6.00%                  9/1/2032         6,344               6,570,785
Federal National Mortgage Assoc.                           6.00%                  5/1/2033         6,527               6,760,640
Federal National Mortgage Assoc.                           6.00%                 10/1/2033        10,684              11,056,330
Federal National Mortgage Assoc.                           6.00%                  1/1/2034        34,511              35,711,826
Federal National Mortgage Assoc.                           7.00%                  9/1/2029           738                 783,340
Federal National Mortgage Assoc.                           7.00%                  3/1/2032         8,564               9,080,702
Federal National Mortgage Assoc.                           7.00%                  5/1/2032         3,959               4,197,803
Federal National Mortgage Assoc.                           8.00%                  2/1/2030         2,789               3,032,726
Federal National Mortgage Assoc.                           8.00%                  4/1/2030         4,175               4,539,238
Government National Mortgage Assoc.                        8.00%                 3/15/2032         3,467               3,765,560
                                                                                                               -----------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES
  PASS-THROUGHS (Cost $168,019,696)                                                                                  169,702,532
                                                                                                               =================
HIGH YIELD CORPORATE NOTES & BONDS 70.47%

AEROSPACE/DEFENSE 1.31%
Alliant Techsystems, Inc.                                  8.50%                 5/15/2011        15,000              16,500,000
Armor Holdings, Inc.                                       8.25%                 8/15/2013        10,000              11,250,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.+                                   6.875%                 11/1/2013   $     8,000       $       8,400,000
DRS Technologies, Inc.^                                   6.875%                 11/1/2013        22,000              23,100,000
Esterline Technologies Corp.                               7.75%                 6/15/2013        16,000              17,560,000
L-3 Communications Holdings Corp.                         6.125%                 1/15/2014         7,500               7,762,500
L-3 Communications Holdings Corp.                         7.625%                 6/15/2012        12,500              13,781,250
Titan Corp.^                                               8.00%                 5/15/2011        18,250              19,527,500
                                                                                                               -----------------
TOTAL                                                                                                                117,881,250
                                                                                                               -----------------
APPAREL/TEXTILES 0.53%
INVISTA+(a)                                                9.25%                  5/1/2012        25,000              28,000,000
Levi Strauss & Co.^                                        7.00%                 11/1/2006         9,000               9,495,000
Tommy Hilfiger USA, Inc.^                                  6.85%                  6/1/2008        10,000              10,100,000
                                                                                                               -----------------
TOTAL                                                                                                                 47,595,000
                                                                                                               -----------------
AUTO LOANS 0.42%
Ford Motor Credit Corp.^                                   7.25%                10/25/2011        35,000              37,585,485
                                                                                                               -----------------
AUTO PARTS & EQUIPMENT 2.29%
Advanced Accessory System                                 10.75%                 6/15/2011         7,000               6,685,000
Affinia Group, Inc.+                                       9.00%                11/30/2014        12,500              13,093,750
Arvin Meritor, Inc.^                                       8.75%                  3/1/2012        15,000              17,400,000
Collins & Aikman Products Co.^                            10.75%                12/31/2011        10,000              10,250,000
Cooper-Standard Automotive
Group+                                                    8.375%                12/15/2014        14,025              14,060,062
Cummins, Inc.^                                             9.50%                 12/1/2010        16,650              18,981,000
Delco Remy Int'l., Inc.                                   11.00%                  5/1/2009        26,600              28,462,000
Dura Operating Corp.^                                      9.00%                  5/1/2009        20,000              19,900,000
Eagle-Picher, Inc.                                         9.75%                  9/1/2013        12,500              12,562,500
Stanadyne Corp.**+                                  0.00%/12.00%     8/15/2009 & 2/15/2015        15,000               8,943,750
Stanadyne Corp.+                                          10.00%                 8/15/2014         8,800               9,548,000
Tenneco Automotive, Inc.+                                 8.625%                11/15/2014        12,000              12,540,000
TRW Automotive, Inc.^                                     11.00%                 2/15/2013        18,254              22,087,340
Visteon Corp.                                              7.00%                 3/10/2014        12,000              11,520,000
                                                                                                               -----------------
TOTAL                                                                                                                206,033,402
                                                                                                               -----------------
AUTOMOTIVE 0.47%
General Motors Corp.^                                      7.20%                 1/15/2011        30,000              30,806,550
Navistar Int'l. Corp.^                                     7.50%                 6/15/2011        10,000              10,775,000
Venture Holdings Trust(b)                                  9.50%                  7/1/2005        10,000                 325,000
                                                                                                               -----------------
TOTAL                                                                                                                 41,906,550
                                                                                                               -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
BANKING 0.40%
Regions Financial Corp.                                    7.00%                  3/1/2011   $    14,000       $      15,996,316
Wells Fargo & Co.                                          5.10%#                 5/6/2018        20,000              20,082,240
                                                                                                               -----------------
TOTAL                                                                                                                 36,078,556
                                                                                                               -----------------
BEVERAGE 0.17%
Le-Nature's, Inc.+                                        10.00%                 6/15/2013        13,500              14,985,000
                                                                                                               -----------------
BUILDING & CONSTRUCTION 0.93%
Beazer Homes USA, Inc.                                     6.50%                11/15/2013        11,500              11,701,250
Beazer Homes USA, Inc.                                    8.375%                 4/15/2012         8,250               9,116,250
D. R. Horton, Inc.                                        6.875%                  5/1/2013         5,100               5,546,250
Lennar Corp.                                              7.625%                  3/1/2009        15,000              16,858,845
Schuler Homes, Inc.                                       9.375%                 7/15/2009        15,000              16,200,000
Shaw Group, Inc.^                                         10.75%                 3/15/2010        12,000              13,290,000
William Lyon Homes, Inc.                                  10.75%                  4/1/2013        10,000              11,287,500
                                                                                                               -----------------
TOTAL                                                                                                                 84,000,095
                                                                                                               -----------------
BUILDING MATERIALS 1.00%
Ainsworth Lumber Co. Ltd.+(a)                              7.25%                 10/1/2012        15,000              15,337,500
American Standard Cos., Inc.                               8.25%                  6/1/2009        30,000              34,685,790
Jacuzzi Brands, Inc.                                      9.625%                  7/1/2010        27,500              30,662,500
Texas Industries, Inc.                                    10.25%                 6/15/2011         8,000               9,400,000
                                                                                                               -----------------
TOTAL                                                                                                                 90,085,790
                                                                                                               -----------------
CHEMICALS 3.05%
Airgas, Inc.                                               6.25%                 7/15/2014        10,000              10,250,000
Airgas, Inc.                                               7.75%                 9/15/2006         5,000               5,325,000
Crompton Corp.+                                           9.875%                  8/1/2012        29,000              33,350,000
Ferro Corp.                                               9.125%                  1/1/2009        12,000              13,363,512
Hercules, Inc.                                             6.75%                10/15/2029        25,000              25,937,500
Huntsman ICI Chemicals LLC^                              10.125%                  7/1/2009         2,019               2,135,090
Huntsman Int'l. Holdings LLC                        Zero Coupon                 12/31/2009        32,300              18,249,500
Huntsman LLC+^                                            11.75%#                7/15/2012         7,850               9,321,875
IMC Global, Inc.^                                         11.25%                  6/1/2011        35,000              40,600,000
Lyondell Chemical Co.^                                    9.625%                  5/1/2007        21,450              23,702,250
Nalco Co.^                                                8.875%                11/15/2013        12,500              13,781,250
NOVA Chemicals Corp.(a)                                    6.50%                 1/15/2012         7,000               7,455,000
Rhodia S.A.^(a)                                           8.875%                  6/1/2011        26,825              27,160,313

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Corp.+                                7.50%                11/15/2014   $    17,250       $      17,983,125
Rockwood Specialties Corp.                               10.625%                 5/15/2011         4,000               4,620,000
Terra Capital, Inc.                                       11.50%                  6/1/2010        13,000              14,885,000
United Industries Corp.^                                  9.875%                  4/1/2009         6,000               6,307,500
                                                                                                               -----------------
TOTAL                                                                                                                274,426,915
                                                                                                               -----------------
COMPUTER HARDWARE 0.13%
Seagate Technologies (U.S.)
Holdings, Inc.^(a)                                         8.00%                 5/15/2009        10,500              11,392,500
                                                                                                               -----------------
CONSUMER-PRODUCTS 1.08%
Aearo Corp.                                                8.25%                 4/15/2012         7,500               7,762,500
Church & Dwight Co., Inc.+                                 6.00%                12/15/2012         4,375               4,473,437
Elizabeth Arden, Inc.                                      7.75%                 1/15/2014        25,000              26,625,000
Playtex Products, Inc.^                                   9.375%                  6/1/2011        23,250              24,935,625
Rayovac Corp.^                                             8.50%                 10/1/2013        30,000              33,450,000
                                                                                                               -----------------
TOTAL                                                                                                                 97,246,562
                                                                                                               -----------------
DIVERSIFIED CAPITAL GOODS 0.79%
J.B. Poindexter & Co., Inc.+                               8.75%                 3/15/2014        11,125              11,875,937
Park-Ohio Industries, Inc.+                               8.375%                11/15/2014        10,700              10,753,500
Sensus Metering Systems, Inc.                             8.625%                12/15/2013        20,000              20,600,000
Trimas Corp.                                              9.875%                 6/15/2012         7,600               8,094,000
Trinity Industries, Inc.                                   6.50%                 3/15/2014        20,000              20,100,000
                                                                                                               -----------------
TOTAL                                                                                                                 71,423,437
                                                                                                               -----------------
ELECTRIC-GENERATION 3.05%
AES Corp.                                                  7.75%                  3/1/2014        19,000              20,710,000
AES Corp.+                                                 8.75%                 5/15/2013        15,000              17,118,750
AES Corp.                                                  9.50%                  6/1/2009        15,000              17,137,500
AES Gener S.A.+(a)                                         7.50%                 3/25/2014         6,750               7,121,250
Calpine Corp.+                                             8.50%                 7/15/2010        15,000              12,937,500
Calpine Generating Co.                                    11.50%                  4/1/2011        10,000               9,550,000
Dynegy Holdings, Inc.^                                    6.875%                  4/1/2011        20,000              19,350,000
Dynegy Holdings, Inc.+                                   10.125%                 7/15/2013        40,000              46,000,000
Mission Energy Holding Co.                                13.50%                 7/15/2008        16,000              20,040,000
NRG Energy, Inc.+^                                         8.00%                12/15/2013        38,000              41,610,000
Reliant Resources, Inc.                                    6.75%                12/15/2014        11,650              11,635,438
Reliant Resources, Inc.                                    9.50%                 7/15/2013        35,000              39,943,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Texas Genco Holdings, Inc.+                               6.875%                12/15/2014   $    10,575       $      10,984,781
                                                                                                               -----------------
TOTAL                                                                                                                274,138,969
                                                                                                               -----------------
ELECTRIC-INTEGRATED 1.49%
Duke Energy Corp.^                                        5.375%                  1/1/2009        12,000              12,588,300
Midwest Generation, LLC                                    8.75%                  5/1/2034        25,000              28,500,000
Nevada Power Co.+                                         5.875%                 1/15/2015        11,800              11,947,500
NorthWestern Corp.+                                       5.875%                 11/1/2014         2,900               2,981,116
PG&E Corp.^                                                4.80%                  3/1/2014        15,000              14,974,890
PPL Energy Supply LLC                                      6.40%                 11/1/2011        12,000              13,213,212
PSEG Energy Holdings, Inc.                                 8.50%                 6/15/2011        10,000              11,462,500
PSEG Energy Holdings, Inc.^                               8.625%                 2/15/2008        15,000              16,537,500
TECO Energy, Inc.                                          7.50%                 6/15/2010        20,000              22,200,000
                                                                                                               -----------------
TOTAL                                                                                                                134,405,018
                                                                                                               -----------------
ELECTRONICS 1.37%
Amkor Technology, Inc.^                                   7.125%                 3/15/2011         9,895               9,350,775
Amkor Technology, Inc.^                                    7.75%                 5/15/2013        12,000              11,340,000
Communications & Power
Industries, Inc.                                           8.00%                  2/1/2012        20,350              21,672,750
Corning, Inc.^                                             5.90%                 3/15/2014        15,000              15,108,270
Corning, Inc.                                              8.30%                  4/4/2025        15,000              15,861,075
Freescale Semiconductor, Inc.                              4.82%#                7/15/2009        15,000              15,693,750
Freescale Semiconductor, Inc.^                            7.125%                 7/15/2014        20,000              21,800,000
SBA Telecommunications Inc.**                        0.00%/9.75%         12/15/2007 & 2011        15,000              12,712,500
                                                                                                               -----------------
TOTAL                                                                                                                123,539,120
                                                                                                               -----------------
ENERGY - EXPLORATION & PRODUCTION 2.67%
Chesapeake Energy Corp.+                                  6.375%                 6/15/2015        11,675              12,054,437
Chesapeake Energy Corp.^                                  6.875%                 1/15/2016         7,500               7,893,750
Chesapeake Energy Corp.                                    7.00%                 8/15/2014         7,750               8,292,500
Chesapeake Energy Corp.                                    7.50%                 6/15/2014        11,000              12,072,500
Chesapeake Energy Corp.                                    7.75%                 1/15/2015        18,000              19,665,000
El Paso Production Holding Co.                             7.75%                  6/1/2013        35,000              36,837,500
Energy Partners Ltd.                                       8.75%                  8/1/2010        12,000              13,140,000
EXCO Resources, Inc.                                       7.25%                 1/15/2011        31,000              33,325,000
Forest Oil Corp.^                                          7.75%                  5/1/2014        10,000              10,925,000
Forest Oil Corp.                                           8.00%                 6/15/2008        15,000              16,631,250
Harvest Operations Corp.+(a)                              7.875%                10/15/2011         7,250               7,340,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Houston Exploration Co.^                                   7.00%                 6/15/2013   $    15,500       $      16,507,500
KCS Energy Services, Inc.                                 7.125%                  4/1/2012        11,500              12,132,500
Magnum Hunter Resources Corp.^                             9.60%                 3/15/2012         7,592               8,654,880
Range Resources Corp.^                                    7.375%                 7/15/2013        22,925              24,701,688
                                                                                                               -----------------
TOTAL                                                                                                                240,174,130
                                                                                                               -----------------
ENVIRONMENTAL 0.58%
Allied Waste North America, Inc.                           5.75%                 2/15/2011        15,000              14,175,000
Allied Waste North America, Inc.^                         6.125%                 2/15/2014        32,500              30,712,500
Allied Waste North America, Inc.^                          6.50%                11/15/2010         7,000               6,895,000
                                                                                                               -----------------
TOTAL                                                                                                                 51,782,500
                                                                                                               -----------------
FOOD & DRUG RETAILERS 1.56%
Ingles Markets, Inc.^                                     8.875%                 12/1/2011        21,500              23,112,500
Jean Coutu Group (PJC), Inc. (The)+(a)                     8.50%                  8/1/2014        18,500              19,055,000
Rite Aid Corp.                                            6.875%                 8/15/2013        37,000              33,485,000
Rite Aid Corp.                                            8.125%                  5/1/2010        32,150              34,159,375
Roundy's, Inc.^                                           8.875%                 6/15/2012        10,000              10,975,000
Stater Brothers Holdings Inc.^                            8.125%                 6/15/2012        18,250              19,390,625
                                                                                                               -----------------
TOTAL                                                                                                                140,177,500
                                                                                                               -----------------
FOOD - WHOLESALE 2.18%
American Seafoods Holdings LLC                           10.125%                 4/15/2010        11,500              12,362,500
Chiquita Brands Int'l., Inc.+                              7.50%                 11/1/2014        25,000              25,437,500
Corn Products Int'l., Inc.                                 8.25%                 7/15/2007        20,000              22,016,860
Del Monte Corp.^                                          8.625%                12/15/2012        10,000              11,250,000
Del Monte Corp.                                            9.25%                 5/15/2011        15,000              16,500,000
Dole Food Co.                                              8.75%                 7/15/2013        20,000              22,450,000
Dole Food Co.^                                            8.875%                 3/15/2011        16,000              17,480,000
Land O'Lakes, Inc.                                         8.75%                11/15/2011        10,000              10,000,000
Land O'Lakes, Inc.^                                        9.00%                12/15/2010        18,850              20,735,000
Michael Foods, Inc.                                        8.00%                11/15/2013        15,000              15,900,000
Pinnacle Foods Holding Corp.+                              8.25%                 12/1/2013        22,725              21,759,187
                                                                                                               -----------------
TOTAL                                                                                                                195,891,047
                                                                                                               -----------------
FORESTRY/PAPER 2.91%
Abitibi-Consolidated, Inc. ^(a)                            8.55%                  8/1/2010        27,500              29,940,625
Boise Cascade, LLC+                                       7.125%                10/15/2014         8,400               8,925,000
Bowater, Inc.^                                             6.50%                 6/15/2013        32,000              32,164,544

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc.^                                8.00%                10/15/2010   $    21,000       $      21,105,000
Jefferson Smurfit Corp.^                                   7.50%                  6/1/2013        20,000              21,450,000
Jefferson Smurfit Corp.^                                   8.25%                 10/1/2012        10,000              10,950,000
JSG Funding plc(a)                                        9.625%                 10/1/2012        14,500              16,240,000
Longview Fibre Co.^                                       10.00%                 1/15/2009        11,500              12,621,250
Newark Group, Inc.                                         9.75%                 3/15/2014        11,500              12,305,000
Norske Skog Canada Ltd.^(a)                               7.375%                  3/1/2014        15,000              15,712,500
Stone Container Corp.                                     8.375%                  7/1/2012         4,000               4,380,000
Stone Container Corp.^                                     9.75%                  2/1/2011        17,000              18,700,000
Tembec Industries, Inc.(a)                                 7.75%                 3/15/2012        15,000              14,587,500
Tembec Industries, Inc.^(a)                               8.625%                 6/30/2009        31,000              31,310,000
Temple-Inland, Inc.                                       7.875%                  5/1/2012        10,000              11,852,400
                                                                                                               -----------------
TOTAL                                                                                                                262,243,819
                                                                                                               -----------------
GAMING 4.62%
Aztar Corp.                                               7.875%                 6/15/2014        10,000              11,075,000
Boyd Gaming Corp.^                                         8.75%                 4/15/2012        17,000              18,997,500
Hard Rock Hotel, Inc.                                     8.875%                  6/1/2013        30,000              33,300,000
Harrah's Operating Co., Inc.^                             5.375%                12/15/2013        10,000              10,070,200
Harrah's Operating Co., Inc.                               7.50%                 1/15/2009        25,000              27,727,850
Isle of Capri Casinos, Inc.^                               7.00%                  3/1/2014        27,050              27,726,250
Isle of Capri Casinos, Inc.^                               9.00%                 3/15/2012        19,650              21,762,375
Mandalay Resorts Group^                                   9.375%                 2/15/2010        20,000              23,400,000
MGM Mirage, Inc.                                           6.75%                  9/1/2012        29,150              30,826,125
Mohegan Tribal Gaming Authority^                           8.00%                  4/1/2012        10,000              10,900,000
Park Place Entertainment Corp.^                           8.125%                 5/15/2011        15,000              17,400,000
Park Place Entertainment Corp.                            9.375%                 2/15/2007        23,500              25,967,500
Penn National Gaming, Inc.                                6.875%                 12/1/2011        25,875              27,039,375
Premier Entertainment Biloxi                              10.75%                  2/1/2012         1,900               2,085,250
River Rock Entertainment                                   9.75%                 11/1/2011        15,700              17,682,125
Scientific Games Corp.+                                    6.25%                12/15/2012        10,000              10,225,000
Seneca Gaming Corp.^                                       7.25%                  5/1/2012         4,500               4,758,750
Station Casinos, Inc.^                                     6.50%                  2/1/2014        30,500              31,491,250
Turning Stone Casino Resort+                              9.125%                12/15/2010        12,000              13,050,000
Venetian Casino Resort LLC                                11.00%                 6/15/2010        25,000              28,656,250
Wynn Las Vegas LLC/Wynn
Las Vegas Capital Corp.+                                  6.625%                 12/1/2014        21,725              21,616,375
                                                                                                               -----------------
TOTAL                                                                                                                415,757,175
                                                                                                               -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
GAS DISTRIBUTION 1.68%
El Paso Corp.^                                             7.00%                 5/15/2011   $    25,000       $      25,406,250
El Paso Corp.                                              7.75%                 1/15/2032        12,500              12,031,250
Ferrellgas Partners, L.P.^                                 6.75%                  5/1/2014        15,000              15,487,500
Ferrellgas Partners, L.P.                                  8.75%                 6/15/2012         9,350              10,238,250
MarkWest Energy Partners, L.P.+                           6.875%                 11/1/2014        14,900              15,198,000
Sonat, Inc.^                                              7.625%                 7/15/2011        18,000              18,720,000
Suburban Propane Partners, L.P.                           6.875%                12/15/2013        20,000              20,500,000
Williams Cos., Inc. (The)                                 7.875%                  9/1/2021        30,000              33,600,000
                                                                                                               -----------------
TOTAL                                                                                                                151,181,250
                                                                                                               -----------------
HEALTH SERVICES 4.94%
Alliance Imaging Inc.+                                     7.25%                12/15/2012         5,150               5,265,875
AmeriPath, Inc.                                           10.50%                  4/1/2013        22,500              24,018,750
Ardent Health Services Inc.                               10.00%                 8/15/2013        15,000              15,825,000
Beverly Enterprises, Inc.+                                7.875%                 6/15/2014        15,000              16,162,500
Bio-Rad Laboratories, Inc.+                               6.125%                12/15/2014         6,425               6,505,313
Fisher Scientific Int'l., Inc.                             8.00%                  9/1/2013        10,000              11,400,000
Fresenius Medical Care
Capital Trust II                                          7.875%                  2/1/2008        20,000              21,750,000
Hanger Orthopedic Group, Inc.^                           10.375%                 2/15/2009        12,000              12,450,000
HCA Inc.                                                  6.375%                 1/15/2015        30,000              30,176,760
Healthsouth Corp.                                         8.375%                 10/1/2011        20,000              20,850,000
Healthsouth Corp.                                         10.75%                 10/1/2008        15,000              15,900,000
Medex, Inc.                                               8.875%                 5/15/2013        36,000              42,120,000
National Mentor Inc.+                                     9.625%                 12/1/2012        11,725              12,516,437
National Nephrology Associates, Inc.+                      9.00%                 11/1/2011         9,000              10,462,500
PacifiCare Health System, Inc.                            10.75%                  6/1/2009        22,750              26,390,000
PerkinElmer, Inc.^                                        8.875%                 1/15/2013        25,750              29,483,750
Prime Medical Services, Inc.                               8.75%                  4/1/2008         9,150               9,333,000
Rotech Healthcare, Inc.                                    9.50%                  4/1/2012        15,500              17,127,500
Senior Housing Trust                                      8.625%                 1/15/2012        10,000              11,475,000
Tenet Healthcare Corp.                                    7.375%                  2/1/2013        46,000              44,850,000
Tenet Healthcare Corp.+                                   9.875%                  7/1/2014        10,000              10,950,000
Triad Hospitals, Inc.^                                     7.00%                11/15/2013        20,000              20,550,000
Vanguard Health Holding Co. II LLC+                        9.00%                 10/1/2014        18,125              19,484,375
Ventas Realty L.P./Veritas Capital Corp.                   8.75%                  5/1/2009         8,750               9,854,687
                                                                                                               -----------------
TOTAL                                                                                                                444,901,447
                                                                                                               -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
HOTELS 1.12%
FelCor Lodging Trust, Inc.^                                9.00%                  6/1/2011   $    15,000       $      17,062,500
Hilton Hotels Corp.^                                       8.25%                 2/15/2011        12,000              14,215,644
HMH Properties, Inc.                                      7.875%                  8/1/2008         5,447               5,624,027
Host Marriott L.P.+                                        7.00%                 8/15/2012        20,000              21,250,000
Host Marriott L.P.^                                        9.25%                 10/1/2007        25,000              28,000,000
John Q. Hammons Hotels, Inc.                              8.875%                 5/15/2012        12,500              14,187,500
                                                                                                               -----------------
TOTAL                                                                                                                100,339,671
                                                                                                               -----------------

HOUSEHOLD & LEISURE PRODUCTS 0.20%
Fedders North America, Inc.                               9.875%                  3/1/2014        22,250              18,245,000
                                                                                                               -----------------

INVESTMENTS & MISC FINANCIAL SERVICES 0.97%
Dow Jones CDX HY+                                          7.75%                12/29/2009        85,000              87,496,875
                                                                                                               -----------------

LEISURE 0.89%
Gaylord Entertainment Co.+                                 6.75%                11/15/2014        11,550              11,665,500
Gaylord Entertainment Co.                                  8.00%                11/15/2013        31,000              33,635,000
Six Flags, Inc.^                                           9.50%                  2/1/2009        22,250              23,251,250
Universal City Development Partners, Ltd.                 11.75%                  4/1/2010         8,000               9,490,000
Universal City Florida Holding Co. I/II+                  8.375%                  5/1/2010         2,000               2,085,000
                                                                                                               -----------------
TOTAL                                                                                                                 80,126,750
                                                                                                               -----------------

MACHINERY 1.07%
AGCO Corp.                                                 9.50%                  5/1/2008        10,000              10,700,000
Briggs & Stratton Corp.                                   8.875%                 3/15/2011        15,000              18,112,500
Case New Holland, Inc.+                                    9.25%                  8/1/2011        12,300              13,745,250
Dresser, Inc.^                                            9.375%                 4/15/2011        20,000              22,000,000
JLG Industries, Inc.^                                      8.25%                  5/1/2008        15,000              16,275,000
Manitowoc Co., Inc.                                       7.125%                 11/1/2013        10,000              10,875,000
Westinghouse Air Brake Co.                                6.875%                 7/31/2013         4,500               4,747,500
                                                                                                               -----------------
TOTAL                                                                                                                 96,455,250
                                                                                                               -----------------

MEDIA - BROADCAST 2.46%
Allbritton Communications Co.^                             7.75%                12/15/2012        65,000              67,600,000
Clear Channel Communications, Inc.                        4.625%                 1/15/2008        20,000              20,323,220
Clear Channel Communications, Inc.^                        7.65%                 9/15/2010        18,500              21,074,312
Emmis Operating Co.                                       6.875%                 5/15/2012        30,000              31,537,500
Fisher Communications, Inc.+                              8.625%                 9/15/2014         4,000               4,340,000
Lin Television Corp.^                                      6.50%                 5/15/2013        10,075              10,415,031

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Co.                                 10.75%                 7/15/2008   $    47,000       $      49,585,000
Sinclair Broadcast Group, Inc.                             8.00%                 3/15/2012         5,000               5,337,500
Sinclair Broadcast Group, Inc.                             8.75%                12/15/2011        10,000              10,937,500
                                                                                                               -----------------
TOTAL                                                                                                                221,150,063
                                                                                                               -----------------

MEDIA - CABLE 4.97%
Century Communications Corp.(b)                           8.375%                12/15/2007         8,000               9,560,000
Century Communications Corp.^(b)                           9.50%                  3/1/2005        39,000              47,385,000
Charter Communications Holdings                           10.00%                  4/1/2009        50,000              45,250,000
Charter Communications Holdings II                        10.25%                 9/15/2010        20,000              21,300,000
Comcast Corp.                                              5.85%                 1/15/2010        15,000              16,097,040
CSC Holdings, Inc.+                                        6.75%                 4/15/2012        14,250              14,748,750
CSC Holdings, Inc.                                        8.125%                 8/15/2009        22,800              25,051,500
DirecTV Holdings LLC                                      8.375%                 3/15/2013        26,000              29,282,500
Echostar DBS Corp.^                                       6.375%                 10/1/2011        17,500              17,981,250
Echostar DBS Corp.^                                       9.125%                 1/15/2009        10,000              11,050,000
Frontiervision L.P.(b)                                   11.875%                 9/15/2007        20,000              26,800,000
Frontiervision L.P. Series B(b)                          11.875%                 9/15/2007        10,000              13,400,000
Globo Communicacoes e
Participacoes S.A.+(a)(b)                                10.625%                 12/5/2008        20,000              19,100,000
Insight Communications Co., Inc.**                  0.00%/12.25%          2/15/2006 & 2011        60,000              58,650,000
Mediacom Communications Corp.^                             8.50%                 4/15/2008        35,000              35,875,000
Mediacom Communications Corp.^                             9.50%                 1/15/2013        40,000              40,350,000
Renaissance Media Group LLC                               10.00%                 4/15/2008        15,000              15,525,000
                                                                                                               -----------------
TOTAL                                                                                                                447,406,040
                                                                                                               -----------------

MEDIA - DIVERSIFIED 0.18%
Block Communications, Inc.                                 9.25%                 4/15/2009        15,000              16,425,000
                                                                                                               -----------------

MEDIA - SERVICES 0.57%
Interpublic Group of Cos., Inc. (The)                      6.25%                11/15/2014        14,820              15,069,865
Interpublic Group of Cos., Inc. (The)^                     7.25%                 8/15/2011        10,000              10,906,210
Warner Music Group+                                       7.375%                 4/15/2014        25,000              25,750,000
                                                                                                               -----------------
TOTAL                                                                                                                 51,726,075
                                                                                                               -----------------

METALS/MINING EXCLUDING STEEL 0.49%
Century Aluminum Co.+                                      7.50%                 8/15/2014         5,550               5,938,500
Foundation PA Coal Co.+                                    7.25%                  8/1/2014         7,300               7,811,000
Neenah Corp.+                                             13.00%                 9/30/2013         5,000               5,150,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                      5.875%                 4/15/2016   $    15,000       $      15,000,000
Timken Co. (The)                                           5.75%                 2/15/2010        10,000              10,197,880
                                                                                                               -----------------
TOTAL                                                                                                                 44,097,380
                                                                                                               -----------------

NON-ELECTRIC UTILITIES 0.17%
Semco Energy, Inc.                                         7.75%                 5/15/2013        14,050              15,498,906
                                                                                                               -----------------

NON-FOOD & DRUG RETAILERS 1.37%
Couche-Tard U.S. L.P.                                      7.50%                12/15/2013        14,000              15,085,000
J.C. Penney Co., Inc.^                                     7.95%                  4/1/2017        20,750              24,381,250
J.C. Penney Co., Inc.                                      8.00%                  3/1/2010        17,000              19,507,500
Saks, Inc.                                                7.375%                 2/15/2019        35,000              34,825,000
Saks, Inc.^                                               9.875%                 10/1/2011        25,000              29,750,000
                                                                                                               -----------------
TOTAL                                                                                                                123,548,750
                                                                                                               -----------------

OFFICE EQUIPMENT 0.23%
Xerox Corp.                                               6.875%                 8/15/2011        14,000              14,980,000
Xerox Corp.                                                9.75%                 1/15/2009         5,000               5,900,000
                                                                                                               -----------------
TOTAL                                                                                                                 20,880,000
                                                                                                               -----------------

OIL FIELD EQUIPMENT & SERVICES 0.74%
Hanover Compressor Co.                                    8.625%                12/15/2010        12,075              13,252,313
Hanover Compressor Co.(d)                                  9.00%                  6/1/2014         6,150               6,872,625
J. Ray McDermott, S.A.+(a)                                11.00%                12/15/2013        10,000              11,200,000
Key Energy Services, Inc.                                 6.375%                  5/1/2013        12,000              12,270,000
Key Energy Services, Inc.                                 8.375%                  3/1/2008        13,500              14,208,750
Pride Int'l., Inc.                                        7.375%                 7/15/2014         8,000               8,780,000
                                                                                                               -----------------
TOTAL                                                                                                                 66,583,688
                                                                                                               -----------------

PACKAGING 2.86%
AEP Industries, Inc.^                                     9.875%                11/15/2007         7,500               7,668,750
Anchor Glass Container Corp.                              11.00%                 2/15/2013        15,000              16,125,000
BWAY Corp.^                                               10.00%                10/15/2010        25,000              26,125,000
Constar Int'l., Inc.^                                     11.00%                 12/1/2012        14,000              14,595,000
Crown Cork & Seal, Inc.^                                  7.375%                12/15/2026        45,000              42,525,000
Graham Packaging Co., Inc.+                                8.50%                10/15/2012        14,000              14,770,000
Owens-Brockway Glass Container Inc.^                       7.75%                 5/15/2011        34,700              37,736,250
Owens-Brockway Glass Container Inc.                       8.875%                 2/15/2009        41,000              44,741,250
Owens Illinois, Inc.                                       7.50%                 5/15/2010        15,000              15,993,750
Plastipak Holdings, Inc.^                                 10.75%                  9/1/2011         6,500               7,345,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc.^                                   8.25%                  2/1/2012   $    16,525       $      13,137,375
Solo Cup Co.^                                              8.50%                 2/15/2014        10,000              10,450,000
Vitro Envases Norteamerica+(a)                            10.75%                 7/23/2011         6,000               6,255,000
                                                                                                               -----------------
TOTAL                                                                                                                257,467,375
                                                                                                               -----------------

PHARMACEUTICALS 0.58%
Alpharma Inc.+                                            8.625%                  5/1/2011        25,000              26,250,000
Biovail Corp.^(a)                                         7.875%                  4/1/2010        15,000              15,600,000
Elan Finance plc/Elan Finance Corp.+(a)                    7.75%                11/15/2011        10,000              10,700,000
                                                                                                               -----------------
TOTAL                                                                                                                 52,550,000
                                                                                                               -----------------

PRINTING & PUBLISHING 1.80%
American Color Graphics, Inc.                             10.00%                 6/15/2010        15,000              12,731,250
American Media, Inc.^                                     10.25%                  5/1/2009         5,000               5,293,750
Dex Media, Inc.**                                    0.00%/9.00%         11/15/2008 & 2013        15,000              11,831,250
Dex Media, Inc.^                                           8.00%                11/15/2013        20,000              21,750,000
Dex Media West                                            9.875%                 8/15/2013        25,394              29,393,555
Houghton Mifflin Co.**^                             0.00%/11.50%         10/15/2008 & 2013        17,250              12,765,000
Houghton Mifflin Co.^                                     9.875%                  2/1/2013        35,000              38,500,000
Primedia, Inc.^                                           8.875%                 5/15/2011        16,675              17,717,188
R.H. Donnelley Finance Corp.                             10.875%                12/15/2012        10,000              11,925,000
                                                                                                               -----------------
TOTAL                                                                                                                161,906,993
                                                                                                               -----------------

RAILROADS 0.33%
Union Pacific Corp.^                                      3.625%                  6/1/2010        30,500              29,385,469
                                                                                                               -----------------

REAL ESTATE INVESTMENT TRUSTS 0.26%
GATX Financial Corp.                                      8.875%                  6/1/2009        20,000              23,210,680
                                                                                                               -----------------

RESTAURANTS 0.52%
Carrols Holding Corp.+                                     9.00%                 1/15/2013         2,650               2,756,000
Denny's Corp./Denny's Holdings Inc.+                      10.00%                 10/1/2012        14,500              15,678,125
Friendly Ice Cream Corp.^                                 8.375%                 6/15/2012        17,400              17,160,750
O'Charley's, Inc.^                                         9.00%                 11/1/2013        10,000              10,750,000
                                                                                                               -----------------
TOTAL                                                                                                                 46,344,875
                                                                                                               -----------------

SOFTWARE/SERVICES 0.42%
Electronic Data Systems Corp.^                             6.50%                  8/1/2013        27,500              29,084,798
Unisys Corp.^                                             6.875%                 3/15/2010         8,000               8,600,000
                                                                                                               -----------------
TOTAL                                                                                                                 37,684,798
                                                                                                               -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
STEEL PRODUCERS/PRODUCTS 0.17%
AK Steel Corp.                                             7.75%                 6/15/2012   $    15,000       $      15,525,000
                                                                                                               -----------------

SUPPORT-SERVICES 1.57%
Iron Mountain, Inc.                                       6.625%                  1/1/2016        37,000              34,687,500
Iron Mountain, Inc.                                        7.75%                 1/15/2015        47,000              47,940,000
Iron Mountain, Inc.                                       8.625%                  4/1/2013        15,000              16,012,500
JohnsonDiversey Holdings, Inc.**^                   0.00%/10.67%          5/15/2007 & 2013        12,000              10,440,000
JohnsonDiversey, Inc.                                     9.625%                 5/15/2012         9,000              10,102,500
United Rentals North America, Inc.^                        7.75%                11/15/2013        22,225              21,891,625
                                                                                                               -----------------
TOTAL                                                                                                                141,074,125
                                                                                                               -----------------

TELECOM - FIXED LINE 0.39%
Level 3 Communications, Inc.                              11.25%                 3/15/2010        15,000              12,675,000
Level 3 Financing, Inc.+^                                 10.75%                10/15/2011        25,000              22,750,000
                                                                                                               -----------------
TOTAL                                                                                                                 35,425,000
                                                                                                               -----------------

TELECOM - INTEGRATED/SERVICES 2.27%
Cincinnati Bell, Inc.                                     8.375%                 1/15/2014        25,000              25,437,500
Eircom Funding^(a)                                         8.25%                 8/15/2013         4,770               5,294,700
MCI, Inc.                                                 7.688%                  5/1/2009        18,013              18,688,488
MCI, Inc.                                                 8.735%                  5/1/2014        10,000              10,775,000
Qwest Capital Funding, Inc.                                7.90%                 8/15/2010        63,000              63,945,000
Qwest Communications Int'l., Inc.+                         5.79%#                2/15/2009        17,000              17,297,500
Qwest Communications Int'l., Inc.+^                        7.25%                 2/15/2011        10,000              10,300,000
Qwest Services Corp.+                                     14.00%                12/15/2010        31,800              38,398,500
Telefonica de Argentina S.A.^(a)                          9.125%                 11/7/2010        13,500              14,310,000
                                                                                                               -----------------
TOTAL                                                                                                                204,446,688
                                                                                                               -----------------

TELECOM - WIRELESS 2.79%
Airgate PCS, Inc.+                                         5.85%#               10/15/2011        10,000              10,325,000
Airgate PCS, Inc.+^(d)                                    9.375%                  9/1/2009         5,000               5,412,500
Airgate PCS, Inc.^                                        9.375%                  9/1/2009         9,000               9,742,392
Alamosa Delaware, Inc.^                                   11.00%                 7/31/2010        17,000              20,102,500
American Cellular Corp.                                   10.00%                  8/1/2011         3,500               3,018,750
Centennial Communications Corp.                          10.125%                 6/15/2013        35,000              39,462,500
Crown Castle Int'l. Corp.                                 10.75%                  8/1/2011        20,000              21,800,000
Dobson Communications Corp.                               8.875%                 10/1/2013         9,300               6,579,750
Dobson Communications Corp.                              10.875%                  7/1/2010        15,000              11,700,000
Nextel Communications, Inc.                               6.875%                10/31/2013         8,000               8,720,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2004

                                                                                               PRINCIPAL
                                                       INTEREST                   MATURITY        AMOUNT
INVESTMENTS                                                RATE                       DATE         (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.^                                    8.125%                  7/1/2011   $    27,200       $      30,328,000
Rogers Wireless, Inc.+(a)                                  7.25%                12/15/2012         7,475               7,960,875
Rogers Wireless, Inc.(a)                                  9.625%                  5/1/2011         5,000               5,887,500
Rural Cellular Corp.^                                      9.75%                 1/15/2010        25,475              23,182,250
SBA Communications Corp.+                                  8.50%                 12/1/2012         4,000               4,100,000
TeleCorp PCS, Inc.                                       10.625%                 7/15/2010        16,000              17,440,864
UbiquiTel Operating Co.+                                  9.875%                  3/1/2011        10,000              11,275,000
Western Wireless Corp.^                                    9.25%                 7/15/2013        12,500              13,656,250
                                                                                                               -----------------
TOTAL                                                                                                                250,694,131
                                                                                                               -----------------

TELECOMMUNICATIONS EQUIPMENT 0.30%
Lucent Technologies, Inc.^                                 6.45%                 3/15/2029        17,610              16,025,100
Motorola, Inc.^                                            5.80%                10/15/2008        10,000              10,605,910
                                                                                                               -----------------
TOTAL                                                                                                                 26,631,010
                                                                                                               -----------------

THEATERS & ENTERTAINMENT 0.61%
AMC Entertainment, Inc.                                    8.00%                  3/1/2014        25,000              25,000,000
Carmike Cinemas, Inc. Class A^                             7.50%                 2/15/2014        11,325              11,650,594
Cinemark USA, Inc.                                         9.00%                  2/1/2013        10,000              11,462,500
LCE Acquisition Corp.+                                     9.00%                  8/1/2014         6,400               6,960,000
                                                                                                               -----------------
TOTAL                                                                                                                 55,073,094
                                                                                                               -----------------

TRANSPORTATION EXCLUDING AIR/RAIL 0.55%
CHC Helicopter Corp.(a)                                   7.375%                  5/1/2014        15,000              15,900,000
Horizon Lines LLC+                                         9.00%                 11/1/2012         4,200               4,536,000
Hornbeck Offshore Services, Inc.+                         6.125%                 12/1/2014        12,790              12,917,900
Offshore Logistics, Inc.                                  6.125%                 6/15/2013        12,500              12,750,000
Stena AB+(a)                                               7.00%                 12/1/2016         2,950               2,935,250
                                                                                                               -----------------
TOTAL                                                                                                                 49,039,150
                                                                                                               -----------------
TOTAL HIGH YIELD CORPORATE NOTES & BONDS
  (Cost $5,962,134,102)                                                                                            6,341,270,353
                                                                                                               =================

NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITY 0.24%
Credit Suisse First Boston
1998-C2 A2 (Cost $19,513,701)                              6.30%                11/11/2030        20,000              21,586,736
                                                                                                               =================

U.S. TREASURY OBLIGATIONS 1.10%
U.S. Treasury Note                                         5.00%                 2/15/2011        55,000              58,525,610
U.S. Treasury Note                                         6.75%                 5/15/2005        40,000              40,631,280
                                                                                                               -----------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $99,133,509)                                                                                                  99,156,890
                                                                                                               =================
TOTAL LONG-TERM INVESTMENTS
  (Cost $7,870,418,622)                                                                                            8,419,437,614
                                                                                                               =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
DECEMBER 31, 2004

                                                                                                  SHARES
INVESTMENTS                                                                                        (000)                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 13.63%

COLLATERAL FOR SECURITIES ON LOAN 8.71%
State Street Navigator Securities
Lending Prime Portfolio 2.17%(e)                                                                 783,723       $     783,723,300
                                                                                                               -----------------

                                                                                               PRINCIPAL
                                                                                                  AMOUNT
                                                                                                   (000)
                                                                                             -----------
REPURCHASE AGREEMENT 4.92%
Repurchase Agreement dated 12/31/2004,
1.80% due 1/3/2005 with State Street
Bank & Trust Co. collateralized by
$45,875,000 of Federal Farm Credit
Bank at 2.50% due 3/15/2006 and
$368,520,000 of Federal Home Loan
Bank from 1.703% to 2.625% due from
2/15/2006 to 7/16/2018 and $38,660,000
of Federal Home Loan Mortgage Corp.
at 2.07% due 8/26/2005; value:
$451,888,623; proceeds: $443,057,231                                                         $   442,991             442,990,782
                                                                                                               -----------------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,226,714,082)                                                                 1,226,714,082
                                                                                                               =================
TOTAL INVESTMENTS IN SECURITIES 107.20% (Cost $9,097,132,704)                                                      9,646,151,696
                                                                                                               =================
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (7.20%)                                                              (648,135,182)
                                                                                                               -----------------
NET ASSETS 100.00%                                                                                             $   8,998,016,514
                                                                                                               =================

   * Non-income producing security.
  ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
   + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
   # Variable rate security. The interest rate represents the rate at December
     31, 2004.
   ^ All (or a portion) of security on loan. See Note 5.
 (a) Foreign security traded in U.S. dollars.
 (b) Defaulted security.
 (c) Amount represents less than 1,000 shares.
 (d) Private placement.
 (e) Rate shown reflects 7 day yield as of December 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS:
   Investments in securities, at value (Cost $9,097,132,704)                      $  9,646,151,696
   Cash                                                                                 10,445,866
   Receivables:
     Interest and dividends                                                            126,949,285
     Investment securities sold                                                          9,029,019
     Capital shares sold                                                                16,845,162
   Prepaid expenses and other assets                                                       434,560
--------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                      9,809,855,588
--------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                                           783,723,300
   Payables:
     Investment securities purchased                                                     6,383,377
     Capital shares reacquired                                                          10,839,620
     Management fee                                                                      3,400,937
     12b-1 distribution fees                                                             5,004,089
     Fund administration                                                                   302,550
     Directors' fees                                                                       703,243
     To bank                                                                                   770
     To affiliate (See Note 3)                                                              17,592
   Accrued expenses and other liabilities                                                1,463,596
--------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                   811,839,074
==================================================================================================
NET ASSETS                                                                        $  8,998,016,514
==================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                   $  9,123,363,531
Distributions in excess of net investment income                                       (10,224,834)
Accumulated net realized loss on investments and foreign currency
  related transactions                                                                (664,141,109)
Net unrealized appreciation on investments and translation of
  assets and liabilites denominated in foreign currencies                              549,018,926
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $  8,998,016,514
==================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                    $  5,093,236,379
Class B Shares                                                                    $  1,803,608,682
Class C Shares                                                                    $  1,703,328,863
Class P Shares                                                                    $    113,215,532
Class Y Shares                                                                    $    284,627,058
OUTSTANDING SHARES BY CLASS:
Class A Shares (540 million shares of common shares authorized, $.001 par value)       621,272,415
Class B Shares (200 million shares of common shares authorized, $.001 par value)       219,921,683
Class C Shares (300 million shares of common shares authorized, $.001 par value)       207,543,094
Class P Shares (160 million shares of common shares authorized, $.001 par value)        13,617,234
Class Y Shares (300 million shares of common shares authorized, $.001 par value)        34,809,751
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                    $           8.20
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 4.75%)                                   $           8.61
Class B Shares-Net asset value                                                    $           8.20
Class C Shares-Net asset value                                                    $           8.21
Class P Shares-Net asset value                                                    $           8.31
Class Y Shares-Net asset value                                                    $           8.18
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
Dividends                                                                         $     31,842,958
Interest                                                                               533,009,221
Securities lending-net                                                                   2,214,562
Foreign withholding tax                                                                    (18,750)
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                567,047,991
--------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                          38,278,558
12b-1 distribution plan-Class A                                                         16,659,659
12b-1 distribution plan-Class B                                                         18,106,964
12b-1 distribution plan-Class C                                                         16,200,889
12b-1 distribution plan-Class P                                                            388,692
Shareholder servicing                                                                    9,785,247
Professional                                                                               157,805
Reports to shareholders                                                                    801,913
Fund administration                                                                      3,380,316
Custody                                                                                    324,843
Directors' fees                                                                            154,356
Registration                                                                               442,587
Subsidy (See Note 3)                                                                       489,888
Other                                                                                      325,540
--------------------------------------------------------------------------------------------------
Gross expenses                                                                         105,497,257
   Expense reductions                                                                      (85,404)
--------------------------------------------------------------------------------------------------
NET EXPENSES                                                                           105,411,853
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  461,636,138
==================================================================================================
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments and foreign currency related transactions             163,913,812
Net change in unrealized appreciation on investments
   and translation of assets and liabilities denominated in foreign currencies          48,862,743
==================================================================================================
Net realized and unrealized gain                                                       212,776,555
==================================================================================================
Net Increase in Net Assets Resulting From Operations                              $    674,412,693
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE YEAR ENDED  FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                  DECEMBER 31, 2004   DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                    $    461,636,138    $    414,050,606
Net realized gain on investments and foreign currency
   related transactions                                                       163,913,812           4,578,180
Net change in unrealized appreciation on investments and
   translation of assets and liabilities denominated in
   foreign currencies                                                          48,862,743         825,381,023
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          674,412,693       1,244,009,809
=============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                   (304,259,218)       (249,078,467)
   Class B                                                                   (105,827,104)        (98,396,445)
   Class C                                                                    (94,625,703)        (77,331,697)
   Class P                                                                     (5,402,678)         (2,399,636)
   Class Y                                                                    (15,911,837)         (7,291,188)
Paid-in capital
   Class A                                                                              -         (13,796,655)
   Class B                                                                              -          (5,450,258)
   Class C                                                                              -          (4,283,465)
   Class P                                                                              -            (132,918)
   Class Y                                                                              -            (403,865)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                          (526,026,540)       (458,564,594)
=============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           1,952,137,115       3,087,844,333
Reinvestment of distributions                                                 380,570,154         321,057,719
Cost of shares reacquired                                                  (1,678,331,223)     (1,335,405,201)
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                            654,376,046       2,073,496,851
=============================================================================================================
NET INCREASE IN NET ASSETS                                                    802,762,199       2,858,942,066
=============================================================================================================
NET ASSETS:
Beginning of year                                                           8,195,254,315       5,336,312,249
-------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $  8,998,016,514    $  8,195,254,315
=============================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                         $    (10,224,834)   $       (738,130)
=============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                      YEAR ENDED 12/31
                                   ------------------------------------------------------------------------------
                                                      2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $     8.06   $     7.19   $     7.91   $     8.23   $     9.05
                                                   ==========   ==========   ==========   ==========   ==========

Investment operations
  Net investment income(a)                                .46          .48          .55          .65          .68
  Net realized and unrealized gain (loss)                 .20          .92         (.64)        (.26)        (.75)
                                                   ----------   ----------   ----------   ----------   ----------
    Total from investment operations                      .66         1.40         (.09)         .39         (.07)
                                                   ----------   ----------   ----------   ----------   ----------

Distributions to shareholders from:
  Net investment income                                  (.52)        (.50)        (.58)        (.67)        (.75)
  Paid-in capital                                           -         (.03)        (.05)        (.04)           -
                                                   ----------   ----------   ----------   ----------   ----------
    Total distributions                                  (.52)        (.53)        (.63)        (.71)        (.75)
                                                   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR                       $     8.20   $     8.06   $     7.19   $     7.91   $     8.23
                                                   ==========   ==========   ==========   ==========   ==========

Total Return(b)                                          8.56%       20.28%       (1.08)%       4.86%        (.86)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            .99%        1.00%        1.00%        1.02%        1.00%
  Expenses, excluding expense
    reductions                                            .99%        1.00%        1.00%        1.02%        1.01%
  Net investment income                                  5.71%        6.31%        7.51%        7.96%        7.88%

                                                                      YEAR ENDED 12/31
                                   ------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                   $ 5,093,236  $ 4,497,233  $ 3,048,301  $ 2,500,544  $ 2,065,319
  Portfolio turnover rate                               42.02%       40.96%       37.03%       55.44%       66.03%
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     YEAR ENDED 12/31
                                  -------------------------------------------------------------------------------
                                                     2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
Net asset value, beginning of year                 $     8.06   $     7.20   $     7.92   $     8.23   $     9.05
                                                   ==========   ==========   ==========   ==========   ==========

Investment operations
  Net investment income(a)                                .41          .43          .51          .60          .63
  Net realized and unrealized gain (loss)                 .20          .92         (.65)        (.25)        (.76)
                                                   ----------   ----------   ----------   ----------   ----------
    Total from investment operations                      .61         1.35         (.14)         .35         (.13)
                                                   ----------   ----------   ----------   ----------   ----------

Distributions to shareholders from:
  Net investment income                                  (.47)        (.46)        (.53)        (.63)        (.69)
  Paid-in capital                                           -         (.03)        (.05)        (.03)           -
                                                   ----------   ----------   ----------   ----------   ----------
    Total distributions                                  (.47)        (.49)        (.58)        (.66)        (.69)
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, end of year                       $     8.20   $     8.06   $     7.20   $     7.92   $     8.23
                                                   ==========   ==========   ==========   ==========   ==========

Total Return(b)                                          7.86%       19.43%       (1.67)%       4.29%       (1.52)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                           1.64%        1.64%        1.65%        1.63%        1.61%
  Expenses, excluding expense
    reductions                                           1.64%        1.64%        1.65%        1.63%        1.62%
  Net investment income                                  5.07%        5.67%        6.86%        7.35%        7.26%

                                                                      YEAR ENDED 12/31
                                   ------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                   $ 1,803,609  $ 1,861,920  $ 1,294,955  $ 1,105,501  $   786,786
  Portfolio turnover rate                               42.02%       40.96%       37.03%       55.44%       66.03%
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      YEAR ENDED 12/31
                                   ------------------------------------------------------------------------------
                                                      2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
Net asset value, beginning of year                 $     8.07   $     7.21   $     7.93   $     8.24   $     9.06
                                                   ==========   ==========   ==========   ==========   ==========

Investment operations
  Net investment income(a)                                .41          .43          .51          .60          .63
  Net realized and unrealized gain (loss)                 .20          .92         (.64)        (.25)        (.76)
                                                   ----------   ----------   ----------   ----------   ----------
    Total from investment operations                      .61         1.35         (.13)         .35         (.13)
                                                   ----------   ----------   ----------   ----------   ----------

Distributions to shareholders from:
  Net investment income                                  (.47)        (.46)        (.54)        (.63)        (.69)
  Paid-in capital                                           -         (.03)        (.05)        (.03)           -
                                                   ----------   ----------   ----------   ----------   ----------
    Total distributions                                  (.47)        (.49)        (.59)        (.66)        (.69)
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, end of year                       $     8.21   $     8.07   $     7.21   $     7.93   $     8.24
                                                   ==========   ==========   ==========   ==========   ==========

Total Return(b)                                          7.86%       19.43%       (1.58)%       4.29%       (1.52)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                           1.64%        1.64%        1.59%        1.62%        1.65%
  Expenses, excluding expense
    reductions                                           1.64%        1.64%        1.59%        1.62%        1.66%
  Net investment income                                  5.07%        5.67%        6.92%        7.36%        7.26%

                                                                      YEAR ENDED 12/31
                                   ------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                   $ 1,703,329  $ 1,593,650  $   905,629  $   662,848  $   483,885
  Portfolio turnover rate                               42.02%       40.96%       37.03%       55.44%       66.03%
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      YEAR ENDED 12/31
                                   ------------------------------------------------------------------------------
                                                      2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
Net asset value, beginning of year                 $     8.17   $     7.29   $     8.02   $     8.33   $     9.05
                                                   ==========   ==========   ==========   ==========   ==========

Investment operations
  Net investment income(a)                                .45          .48          .55          .64          .67
  Net realized and unrealized gain (loss)                 .20          .93         (.65)        (.24)        (.65)
                                                   ----------   ----------   ----------   ----------   ----------
    Total from investment operations                      .65         1.41         (.10)         .40          .02
                                                   ----------   ----------   ----------   ----------   ----------

Distributions to shareholders from:
  Net investment income                                  (.51)        (.50)        (.58)        (.67)        (.74)
  Paid-in capital                                           -         (.03)        (.05)        (.04)           -
                                                   ----------   ----------   ----------   ----------   ----------
    Total distributions                                  (.51)        (.53)        (.63)        (.71)        (.74)
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, end of year                       $     8.31   $     8.17   $     7.29   $     8.02   $     8.33
                                                   ==========   ==========   ==========   ==========   ==========

Total Return(b)                                          8.37%       20.10%       (1.19)%       4.90%         .06%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                           1.09%        1.09%        1.10%        1.08%        1.06%
  Expenses, excluding expense
    reductions                                           1.09%        1.09%        1.10%        1.08%        1.07%
  Net investment income                                  5.62%        6.22%        7.41%        7.88%        7.83%

                                                                      YEAR ENDED 12/31
                                   ------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                   $   113,216  $    60,848  $    18,736  $     7,017  $     1,385
  Portfolio turnover rate                               42.02%       40.96%       37.03%       55.44%       66.03%
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                      YEAR ENDED 12/31
                                   ------------------------------------------------------------------------------
                                                      2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
Net asset value, beginning of year                 $     8.04   $     7.18   $     7.90   $     8.21   $     9.04
                                                   ==========   ==========   ==========   ==========   ==========

Investment operations
  Net investment income(a)                                .48          .51          .58          .68          .71
  Net realized and unrealized gain (loss)                 .21          .91         (.64)        (.24)        (.76)
                                                   ----------   ----------   ----------   ----------   ----------
    Total from investment operations                      .69         1.42         (.06)         .44         (.05)
                                                   ----------   ----------   ----------   ----------   ----------

Distributions to shareholders from:
  Net investment income                                  (.55)        (.53)        (.61)        (.71)        (.78)
  Paid-in capital                                           -         (.03)        (.05)        (.04)           -
                                                   ----------   ----------   ----------   ----------   ----------
    Total distributions                                  (.55)        (.56)        (.66)        (.75)        (.78)
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, end of year                       $     8.18   $     8.04   $     7.18   $     7.90   $     8.21
                                                   ==========   ==========   ==========   ==========   ==========

  Total Return(b)                                        8.97%       20.58%        (.66)%       5.44%        (.61)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            .64%         .64%         .65%         .63%         .61%
  Expenses, excluding expense
    reductions                                            .64%         .64%         .65%         .63%         .62%
  Net investment income                                  6.07%        6.67%        7.86%        8.36%        8.26%

                                                                      YEAR ENDED 12/31
                                   ------------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                   $   284,627  $   181,603  $    68,691  $    44,931  $    43,884
  Portfolio turnover rate                               42.02%       40.96%       37.03%       55.44%       66.03%
=================================================================================================================

(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sales price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net Realized and Unrealized Gain
     (Loss) on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translation of Assets and Liabilities Denominated in Foreign Currencies on the Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. At December 31, 2004, there are no open forward foreign currency exchange contracts.

(h) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(i) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(j) STRUCTURED SECURITIES-The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(k) WHEN-ISSUED OR FORWARD TRANSACTIONS-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

First $500 million          .50%
Over $500 million           .45%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN
The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                     CLASS A          CLASS B          CLASS C          CLASS P
-----------------------------------------------------------------------------------
Service                    .25%(1)           .25%             .25%             .20%
Distribution               .10%(2)           .75%             .75%             .25%

(1) Annual service fee on shares sold prior to June 1, 1990 was .15% of the average daily net asset value.

(2) In addition, until September 30, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees as of September 30, 2004 was $344,195. This amount will continue to be amortized by the Fund, generally over a two-year period. The amount of CDSC collected by the Fund during the fiscal year ended December 31, 2004 was $125,254.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the year ended December 31, 2004:

DISTRIBUTOR           DEALERS'
COMMISSIONS        CONCESSIONS
-------------------------------
$  4,928,320      $  25,203,792

One Director and certain of the Fund's officers have an interest in Lord Abbett.

The Fund, and certain other funds managed by Lord Abbett (together, the "Underlying Funds"), have entered into a Servicing Agreement with Balanced Fund of Lord Abbett Investment Trust ("Balanced Fund") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Fund in proportion to the average daily value of Underlying Fund shares owned by Balanced Fund. Amounts paid pursuant to the Servicing Agreement are included in Subsidy on the Statement of Operations.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2004 and 2003 are as follows:

                                    YEAR ENDED      YEAR ENDED
                                    12/31/2004      12/31/2003
----------------------------------------------------------------
Distributions paid from:
   Ordinary income                $  526,026,540  $  434,497,433
   Tax return of capital                       -      24,067,161
----------------------------------------------------------------
Total distributions paid          $  526,026,540  $  458,564,594
================================================================

As of December 31, 2004, the components of accumulated earnings (losses) on a tax basis are as follows:

Capital loss carryforwards*       $ (635,143,431)
Temporary differences                   (703,243)
Unrealized gains - net               510,499,657
------------------------------------------------
  Total accumulated losses - net  $ (125,347,017)
================================================

* As of December 31, 2004, the capital loss carryforward amounts, along with the related expiration dates, is as follows:

   2008                        2009           2010            TOTAL
-----------------------------------------------------------------------
$  29,104,644            $  302,852,975  $  303,185,812  $  635,143,431

As of December 31, 2004, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost                         $ 9,135,651,973
------------------------------------------------
Gross unrealized gain                583,938,045
Gross unrealized loss                (73,438,322)
------------------------------------------------
   Net unrealized security gain  $   510,499,723
================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and the tax treatment of certain securities.

Permanent items identified during the year ended December 31, 2004 have been reclassified among the components of net assets based on their tax basis treatment as follows:

  DISTRIBUTIONS
   IN EXCESS OF           ACCUMULATED
 NET INVESTMENT          NET REALIZED         PAID-IN
         INCOME                  GAIN         CAPITAL
--------------------------------------------------------
$  54,903,698           $  (18,942,830)   $  (35,960,868)

The permanent differences are primarily attributable to the tax treatment of amortization and the tax treatment of certain distributions.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2004 are as follows:

U.S.                       NON-U.S.                 U.S.               NON-U.S.
GOVERNMENT               GOVERNMENT           GOVERNMENT             GOVERNMENT
PURCHASES*                PURCHASES               SALES*                  SALES
-------------------------------------------------------------------------------
$  250,971,626     $  3,677,579,755       $  163,286,551       $  3,216,249,254

*  Includes U.S. Government sponsored enterprises securities.

As of December 31, 2004, the value of securities loaned was $767,883,314. These loans are collateralized by cash of $783,723,300, which is invested in a restricted money market account. In connection with the securities lending program, State Street Bank & Trust Company ("SSB") received fees of $949,098 for the fiscal year ended December 31, 2004, which are netted against Securities Lending Income on the Statement of Operations.

At their October 21, 2004 meeting, the Board of Directors voted to discontinue, as soon as practicable, the Fund's participation in the SSB securities lending program.

6.   DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period January 1, 2004 through December 9, 2004, the fee for this Facility was at an annual rate of 0.09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At December 31, 2004, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended December 31, 2004.

9.   CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities. The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                             YEAR ENDED                                YEAR ENDED
                                                      DECEMBER 31, 2004                         DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------
CLASS A SHARES                              SHARES               AMOUNT               SHARES               AMOUNT
-----------------------------------------------------------------------------------------------------------------
Shares sold                            147,929,408   $    1,185,674,948          223,314,498   $    1,689,989,527
Reinvestment of distributions           31,008,361          247,480,524           27,714,251          209,698,270
Shares reacquired                     (115,517,137)        (922,609,162)        (116,943,155)        (887,585,222)
-----------------------------------------------------------------------------------------------------------------
Increase                                63,420,632   $      510,546,310          134,085,594   $    1,012,102,575
-----------------------------------------------------------------------------------------------------------------

CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------
Shares sold                             25,859,473   $      207,400,148           72,430,972   $      544,783,767
Reinvestment of distributions            7,984,642           63,768,740            8,005,065           60,644,990
Shares reacquired                      (44,808,623)        (357,804,358)         (29,396,050)        (223,787,955)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease)                    (10,964,508)  $      (86,635,470)          51,039,987   $      381,640,802
-----------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------
Shares sold                             50,931,432   $      409,302,369           94,019,224   $      711,800,299
Reinvestment of distributions            6,223,475           49,748,678            5,446,530           41,378,345
Shares reacquired                      (47,075,813)        (375,969,765)         (27,653,284)        (211,351,213)
-----------------------------------------------------------------------------------------------------------------
Increase                                10,079,094   $       83,081,282           71,812,470   $      541,827,431
-----------------------------------------------------------------------------------------------------------------

CLASS P SHARES
-----------------------------------------------------------------------------------------------------------------
Shares sold                              7,883,029   $       64,117,842            5,912,734   $       45,617,841
Reinvestment of distributions              474,986            3,842,232              226,620            1,749,236
Shares reacquired                       (2,187,653)         (17,785,973)          (1,263,181)          (9,783,156)
-----------------------------------------------------------------------------------------------------------------
Increase                                 6,170,362   $       50,174,101            4,876,173   $       37,583,921
-----------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
-----------------------------------------------------------------------------------------------------------------
Shares sold                             10,767,799   $       85,641,808           12,393,435   $       95,652,899
Reinvestment of distributions            1,976,991           15,729,980              999,864            7,586,878
Shares reacquired                         (517,857)          (4,161,965)            (383,339)          (2,897,655)
-----------------------------------------------------------------------------------------------------------------
Increase                                12,226,933   $       97,209,823           13,009,960   $      100,342,122
-----------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT BOND-DEBENTURE FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc. as of December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 22, 2005

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                                 CURRENT POSITION
NAME, ADDRESS AND                LENGTH OF SERVICE         PRINCIPAL OCCUPATION               OTHER
DATE OF BIRTH                        WITH FUND            DURING PAST FIVE YEARS          DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Director since           Managing Partner and Chief     N/A
Lord, Abbett & Co. LLC        1989; Chairman           Investment Officer of
90 Hudson Street              since 1996               Lord Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                                   ----------

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                                 CURRENT POSITION
NAME, ADDRESS AND                LENGTH OF SERVICE         PRINCIPAL OCCUPATION               OTHER
DATE OF BIRTH                        WITH FUND            DURING PAST FIVE YEARS          DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW             Director since 1994      Managing General Partner,      Currently serves as
Emmerling                                              Bigelow Media, LLC             director of Adelphia
Communications                                         (since 2000); Senior Adviser,  Communications, Inc.,
41 Madison Ave.                                        Time Warner Inc. (1998 -       Crane Co., and Huttig
Suite 3810                                             2000); Acting Chief            Building Products Inc.
New York, NY                                           Executive Officer of
Date of Birth: 10/22/1941                              Courtroom Television
                                                       Network (1997 - 1998);
                                                       President and Chief
                                                       Executive Officer of Time
                                                       Warner Cable Programming,
                                                       Inc. (1991 - 1997).

WILLIAM H.T. BUSH             Director since 1998      Co-founder and Chairman        Currently serves as
Bush-O'Donnell & Co., Inc.                             of the Board of the financial  director of Wellpoint
101 South Hanley Road                                  advisory firm of Bush-         Health Networks, Inc.
Suite 1250                                             O'Donnell & Company (since     (since 2002), and
St. Louis, MO                                          1986).                         Engineered Support
Date of Birth: 7/14/1938                                                              Systems, Inc.
                                                                                      (since 2000).

                                 CURRENT POSITION
NAME, ADDRESS AND                LENGTH OF SERVICE         PRINCIPAL OCCUPATION               OTHER
DATE OF BIRTH                        WITH FUND            DURING PAST FIVE YEARS          DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.        Director since 1998      Managing Director of           Currently serves as
Monitor Clipper Partners                               Monitor Clipper Partners       director of Avondale,
Two Canal Park                                         (since 1997) and President     Inc. and Interstate
Cambridge, MA                                          of Clipper Asset               Bakeries Corp.
Date of Birth: 10/25/1942                              Management Corp. (since
                                                       1991), both private equity
                                                       investment funds.

JULIE A. HILL                 Director since 2004      Owner and CEO of the           Currently serves as
1280 Bison                                             Hillsdale Companies, a         director of Wellpoint
Newport Coast, CA                                      business consulting firm       Health Networks Inc.;
Date of Birth: 7/16/1946                               (since 1998); Founder,         Resources Connection
                                                       President and Owner of the     Inc.; and Holcim (US)
                                                       Hiram-Hill and Hillsdale       Inc. (a subsidiary of
                                                       Development Companies (1998    Holcim Ltd.)
                                                       - 2000).

FRANKLIN W. HOBBS             Director since 2000      Former Chief Executive         Currently serves as
One Equity Partners                                    Officer of Houlihan Lokey      director of Adolph
320 Park Ave.                                          Howard & Zukin, an             Coors Company.
New York, NY                                           investment bank
Date of Birth: 7/30/1947                               (January 2002 - April 2003);
                                                       Chairman of Warburg Dillon
                                                       Read (1999 - 2001); Global
                                                       Head of Corporate Finance of
                                                       SBC Warburg Dillon Read
                                                       (1997 - 1999); Chief
                                                       Executive Officer of Dillon,
                                                       Read & Co. (1994 - 1997).

C. ALAN MACDONALD             Director since 1998      Retired - General Business     Currently serves as
P.O. Box 4393                                          and Governance Consulting      director of H.J. Baker
Greenwich, CT                                          (since 1992); formerly         (since 2003).
Date of Birth: 5/19/1933                               President and CEO of Nestle
                                                       Foods.

THOMAS J. NEFF                Director since 1982      Chairman of Spencer Stuart     Currently serves as
Spencer Stuart                                         (U.S.), an executive search    director of Ace, Ltd.
277 Park Avenue                                        consulting firm (since 1996);  (since 1997) and
New York, NY                                           President of Spencer Stuart    Hewitt Associates, Inc.
Date of Birth: 10/2/1937                               (1979 -1996).

OFFICERS

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                         CURRENT POSITION       LENGTH OF SERVICE         PRINCIPAL OCCUPATION
(DATE OF BIRTH)                     WITH FUND          OF CURRENT POSITION       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Chief Executive          Elected in 1996        Managing Partner and
(3/8/1945)                    Officer and President                           Chief Investment Officer of
                                                                              Lord Abbett (since 1996).

CHRISTOPHER J. TOWLE          Executive Vice           Elected in 1995        Partner and Investment
(10/12/1957)                  President                                       Manager, joined Lord Abbett
                                                                              in 1987.

TRACIE E. AHERN               Vice President           Elected in 1999        Partner and Director of
(1/12/1968)                                                                   Portfolio Accounting and
                                                                              Operations, joined Lord
                                                                              Abbett in 1999.

JAMES BERNAICHE               Chief Compliance         Elected in 2004        Chief Compliance Officer,
(7/28/1956)                   Officer                                         joined Lord Abbett in 2001;
                                                                              formerly Chief Compliance
                                                                              Officer with Credit Suisse
                                                                              Asset Management.

JOAN A. BINSTOCK              Chief Financial          Elected in 1999        Partner and Chief
(3/4/1954)                    Officer and Vice                                Operations Officer, joined
                              President                                       Lord Abbett in 1999.

DANIEL E. CARPER              Vice President           Elected in 1987        Partner, joined Lord
(1/22/1952)                                                                   Abbett in 1979.

MICHAEL S. GOLDSTEIN          Vice President           Elected in 1998        Partner and Fixed Income
(10/29/1968)                                                                  Investment Manager, joined
                                                                              Lord Abbett in 1997.

PAUL A. HILSTAD               Vice President and       Elected in 1995        Partner and General
(12/13/1942)                  Secretary                                       Counsel, joined Lord Abbett
                                                                              in 1995.

ELLEN G. ITSKOVITZ            Vice President           Elected in 2001        Partner and Senior
(10/30/1957)                                                                  Research Analyst, joined Lord
                                                                              Abbett in 1998.

LAWRENCE H. KAPLAN            Vice President and       Elected in 1997        Partner and Deputy
(1/16/1957)                   Assistant Secretary                             General Counsel, joined Lord
                                                                              Abbett in 1997.

MAREN LINDSTROM               Vice President           Elected in 2000        Partner and Fixed Income
(9/17/1962)                                                                   Investment Manager, joined
                                                                              Lord Abbett in 2000.

ROBERT G. MORRIS              Vice President           Elected in 1995        Partner and Director of
(11/6/1944)                                                                   Equity Investments, joined
                                                                              Lord Abbett in 1991.

A. EDWARD OBERHAUS, III       Vice President           Elected in 1996        Partner and Manager of
(12/21/1959)                                                                  Equity Trading, joined Lord
                                                                              Abbett in 1983.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                          CURRENT POSITION      LENGTH OF SERVICE         PRINCIPAL OCCUPATION
(DATE OF BIRTH)                      WITH FUND         OF CURRENT POSITION       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
CHRISTINA T. SIMMONS          Vice President and       Elected in 2001        Assistant General Counsel,
(11/12/1957)                  Assistant Secretary                             joined Lord Abbett in 1999;
                                                                              formerly Assistant General
                                                                              Counsel of Prudential
                                                                              Investments (1998 - 1999);
                                                                              prior thereto Counsel of
                                                                              Drinker, Biddle & Reath LLP,
                                                                              a law firm.

BERNARD J. GRZELAK            Treasurer                Elected in 2003        Director of Fund
(6/12/1971)                                                                   Administration, joined Lord
                                                                              Abbett in 2003; formerly Vice
                                                                              President, Lazard Asset
                                                                              Management LLC; prior thereto
                                                                              Manager of Deloitte & Touche
                                                                              LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Directors. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2004 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

  TAX INFORMATION

  1.52% of the ordinary income distribution paid by the Fund during fiscal 2004 is qualifying dividend income. For corporate shareholders, only 2.79% of the Fund's ordinary income distribution qualified for the dividends received deduction.

[LORD ABBETT(R) LOGO]

    This report when not used for the general
information of shareholders of the Fund, is to be
 distributed only if preceded or accompanied by a
             current Fund prospectus.                  Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Mutual Fund shares are distributed by                                                 LABD-2-1204
           LORD ABBETT DISTRIBUTOR LLC                                                                 (2/05)

ITEM 2:      CODE OF ETHICS.

        (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended December 31, 2004 (the "Period").

        (b)  Not applicable.

        (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

        (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

        (e)  Not applicable.

        (f) See Item 11(a) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:      AUDIT COMMITTEE FINANCIAL EXPERT.

             The Registrant's Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2004 and 2003 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                       FISCAL YEAR ENDED:
                                                        2004         2003
Audit Fees {a}                                       $   58,000   $   55,000
Audit-Related Fees {b}                                    1,448        1,428
                                                     ----------   ----------
Total audit and audit-related fees                       59,448       56,428
                                                     ----------   ----------

Tax Fees {c}                                              9,409        8,919
All Other Fees {d}                                        - 0 -        2,334
                                                     ----------   ----------

    Total Fees                                       $   68,857   $   67,681
                                                     ----------   ----------

----------
        {a} Consists of fees for audits of the Registrant's annual financial statements.

        {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

        {c} Fees for the fiscal year ended December 31, 2004 and 2003 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

        {d} Fees for the year ended December 31, 2003 consist of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

                    - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
                    - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended December 31, 2004 and 2003 were:

                                                       FISCAL YEAR ENDED:
                                                        2004         2003
All Other Fees {a}                                   $  120,650   $   76,900

----------
        {a} Fees for the fiscal years ended December 31, 2004 and 2003 consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's Asset Management Services ("SAS 70 Report").

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended December 31, 2004 and 2003 were:

                                                       FISCAL YEAR ENDED:
                                                        2004         2003
All Other Fees {b}                                   $    - 0 -   $   11,378

----------
        {b} Fees for the fiscal year ended December 31, 2003 represent fees for testing of Anti-Money Laundering Compliance.

(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:      AUDIT COMMITTEE OF LISTED REGISTRANTS.

             Not applicable.

ITEM 6:      SCHEDULE OF INVESTMENTS.
             NOT APPLICABLE.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

             Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

             Not applicable.

ITEM 9:      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

             Not Applicable

ITEM10:      CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

        (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:     EXHIBITS.
     (a)(1)  Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 LORD ABBETT BOND-DEBENTURE FUND, INC.


                                    /s/ Robert S. Dow
                                    ----------------------------------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    ----------------------------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: February 14, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                 LORD ABBETT BOND-DEBENTURE FUND, INC.


                                    /s/ Robert S. Dow
                                    ----------------------------------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    ----------------------------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: February 14, 2005